SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company manages operations on a company-wide basis, thereby making determinations as to the allocation of resources in total rather than on a segment-level basis. The Company has designated reportable segments based on how management views its business. The Company does not segregate assets between segments for internal reporting. Therefore, asset-related information has not been presented. The reportable segments, as presented below, are consistent with the way the Company reports its results to the chief operating decision maker (“CODM”). Management determined that the Company’s CEO, is ultimately responsible for allocating resources and assessing the performance of the Company. As such, the CEO is the CODM in accordance with ASC 280-10-50-5.

The principal products that comprise each segment are as follows:

Soft Wheat – The Soft Wheat segment includes the production and sale of soft wheat yielding flour that is used to make desserts and sauces.

Durum Wheat - The Durum Wheat segment includes the production and sale of hard wheat yielding flour that is used to make pasta.

Couscous and Pasta – The Couscous and Pasta segment includes the secondary processing of products including couscous and pasta sold to end customers.

The “all other” category includes activities and items not allocated to reportable segments, such as non-operating entities, non-significant activities and centrally incurred corporate overhead expenses.

The Company evaluates the performance of its segments based on sales, cost of sales and operating income. Operating income (loss) is defined as gross profit less sales & marketing costs, direct selling, general, and administrative expenses, and other operating expenses. The amounts in the following tables are obtained from reports used by senior management and do not include income taxes.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

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Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2024	2023	2022
	(in thousands)
Sales to external customers:
Soft Wheat	$215,090	$218,761	$213,775
Durum Wheat	27,418	48,233	38,607
Couscous & Pasta	27,021	31,410	27,159
All other	4,694	3,550	4,391
Total	$274,223	$301,954	$283,932
Cost of sales (1)
Soft Wheat	$(194,492)	$(194,453)	$(183,868)
Durum Wheat	(29,150)	(47,465)	(38,971)
Couscous & Pasta	(19,397)	(28,649)	(28,820)
All other	(3,852)	(2,850)	(3,065)
Total	$(246,891)	$(273,417)	$(254,724)
Gross profit
Soft Wheat	$20,598	$24,308	$29,907
Durum Wheat	(1,732)	768	(364)
Couscous & Pasta	7,624	2,761	(1,661)
All other	842	700	1,326
Total	$27,332	$28,537	$29,208
Selling, general, and administrative expenses (2)
Soft Wheat	$(21,806)	$(22,020)	$(20,950)
Durum Wheat	(264)	(332)	(447)
Couscous & Pasta	(9,236)	(1,095)	(263)
All other	(3,787)	(3,848)	(5,273)
Total	$(35,093)	$(27,295)	$(26,933)
Operating income (loss)
Soft Wheat	$(1,208)	$2,288	$8,957
Durum Wheat	(1,996)	436	(811)
Couscous & Pasta	(1,612)	1,666	(1,924)
All other	(2,945)	(3,148)	(3,947)
Total	$(7,761)	$1,242	$2,275

(1)	Primarily includes purchases of inventory, packaging, and other sales costs.
(2)	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.

Geographic Information — The Company had net sales from customers outside of Morocco of approximately 18.5% (11.8% in Mali, 4.7% in Burkina and 2% in other countries) and 12.7% of total consolidated net sales from operations for the years ended December 31, 2024, and 2023, respectively. Net sales are determined based on the customer destination where the products are shipped.

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2024	2023
	(in thousands)
Morocco	$82,391	$86,485
Burkina	8,269	8,913
Mali	6,508	6,991
Angola	4,016	4,396
Other	461	471
Total	$101,645	$107,256

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

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